Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Services received from third parties	S/ 704,255	S/ 743,362	S/ 648,176
Taxes and contributions	37,581	37,928	34,993
Rental expenses	6,781	5,072	92,085
Total	S/ 748,617	S/ 786,362	S/ 775,254